Average Annual Total Returns - Class K - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO	Jan. 28, 2021
Russell Midcap® Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	35.59%
5 Years	18.66%
10 Years	15.04%	[1]
Class K
Average Annual Return:
1 Year	46.23%
5 Years	23.32%
10 Years	17.79%	[1]
Class K | After Taxes on Distributions
Average Annual Return:
1 Year	46.23%
5 Years	22.77%
10 Years	16.52%	[1]
Class K | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	27.37%
5 Years	18.98%
10 Years	14.46%	[1]

[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal year ended September 30, 2011 in settlement of litigation.